Stock Option Plan - Schedule of Activity Under the Plan is Set Forth (Details) - $ / shares				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Activity Under the Plan is Set Forth [Line Items]
Ending balances Shares available for grant	1,560,091	1,550,091	1,550,091	11,896	1,560,091	1,560,091
Ending balances Number of options	2,972,055	2,982,055	2,982,055	4,520,250	2,972,055	2,972,055
Ending balances Weighted- average exercise price per share (in Dollars per share)	$ 0.4	$ 0.4	$ 0.4	$ 0.7	$ 0.4	$ 0.4
Ending balances Weighted- average remaining contractual term	3 years	3 years 8 months 12 days	3 years 8 months 12 days	6 years 5 months 23 days	3 years 6 months 10 days	3 years
Options granted Shares available for grant				(1,560,091)
Options granted Number of options				1,560,091
Options granted Weighted- average exercise price per share (in Dollars per share)				$ 1.26
Options exercised Shares available for grant
Options exercised Number of options
Options exercised Weighted- average exercise price per share (in Dollars per share)
Options expired Shares available for grant					10,000	10,000
Options expired Number of options					(10,000)	(10,000)
Options expired Weighted- average exercise price per share (in Dollars per share)					$ 0.001	$ 0.001
Options cancelled/forfeited Shares available for grant				11,896
Options cancelled/forfeited Number of options				11,896
Options cancelled/forfeited Weighted- average exercise price per share (in Dollars per share)				$ 0.63
Exercisable Number of options	1,548,910			2,364,814	1,464,429	1,548,910
Exercisable Weighted- average exercise price per share (in Dollars per share)	$ 0.49			$ 1.04	$ 0.49	$ 0.49
Exercisable Weighted- average remaining contractual term				5 years 5 months 23 days	4 years 10 months 17 days	4 years 3 months 25 days
Vested and expected to vest Number of options	2,972,055			4,520,250	2,972,055	2,972,055
Vested and expected to vest Weighted- average exercise price per share (in Dollars per share)	$ 0.4			$ 0.7	$ 0.4	$ 0.4
Vested and expected to vest Weighted- average remaining contractual term				6 years 5 months 23 days	3 years 6 months 10 days	3 years